Expense Example - SFT Index 400 Mid-Cap Fund	May 01, 2021 USD ($)
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Class 2
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 701